Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 86,635
2019	40,777
2020	35,248
2021	35,152
2022	35,152
Thereafter	103,577
Total minimum lease revenue, net of commissions	$ 336,541